Pensions - Investment strategy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pensions
Fair value of assets	£ 99,545	£ 106,139
Fair value of liabilities	£ 94,047	£ 100,835
Main Scheme
Pensions
Percentage of total plan assets	91.00%	90.00%
Equities	7.80%	8.40%
Index-linked bonds	37.70%	46.70%
Government bonds	18.40%	9.80%
Corporate and other bonds	22.00%	15.10%
Real estate	6.00%	4.40%
Derivatives	8.20%	8.80%
Cash and other assets	(0.10%)	6.80%
Total	100.00%	100.00%
Percentage of collateral	112.00%
Maximum percentage of indirect investment by trustees	5.00%
Main Scheme | Swap
Pensions
Derivatives notional (£bn)	£ 124,000	£ 192,000
Fair value of assets	2,642	4,573
Main Scheme | Inflation rate swaps
Pensions
Derivatives notional (£bn)	21,000	20,000
Fair value of assets	1,873	1,408
Fair value of liabilities	990	796
Main Scheme | Interest rate swaps
Pensions
Derivatives notional (£bn)	103,000	172,000
Fair value of assets	14,317	8,385
Fair value of liabilities	12,546	4,421
Main Scheme | Currency forwards
Pensions
Derivatives notional (£bn)	12,000	12,000
Fair value of assets	310	61
Fair value of liabilities	113	98
Main Scheme | Equity and bond call options
Pensions
Fair value of assets		1
Main Scheme | Equity and bond put options
Pensions
Fair value of assets	2	1
Fair value of liabilities	70	3
Main Scheme | Other
Pensions
Derivatives notional (£bn)	1,000	1,000
Fair value of assets	14	9
Fair value of liabilities	£ 19	£ 10
Quoted
Pensions
Equities	0.10%	3.70%
Index-linked bonds	37.70%	46.70%
Government bonds	18.40%	9.80%
Corporate and other bonds	15.30%	10.70%
Total	71.50%	70.90%
Unquoted
Pensions
Equities	7.70%	4.70%
Corporate and other bonds	6.70%	4.40%
Real estate	6.00%	4.40%
Derivatives	8.20%	8.80%
Cash and other assets	(0.10%)	6.80%
Total	28.50%	29.10%